Other long-term debt (Schedule of Other Long Term Debt) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Mar. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 2,158,468,849		$ 2,551,717,082
Less: current portion of other long-term debt		(1,118,013,649)		(1,146,902,643)
Total other long-term debt		1,040,455,200		1,404,814,439
Real estate properties under development		4,068,716,308		1,996,000,653	$ 1,719,135,164
Real estate properties held for lease		302,764,217		277,933,313	159,873,934
Real estate properties development completed		632,359,691		840,393,193	$ 477,179,252
Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		1,046,360,853		908,833,863
Real estate properties held for lease		175,429,630		48,610,581
Kent EB-5 LLC [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 59,500,000
Beijing Ruihao Rongtong Real Estate Co., Ltd. [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		65.00%
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Less: current portion of other long-term debt		$ (1,118,013,649)
Total other long-term debt		1,040,455,200
Other Long-Term Debt [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		584,008,103		772,031,141
Real estate properties under development		963,588		0
Real estate properties held for lease		51,648,281		48,610,581
Real estate properties development completed		36,801,393		70,161,378
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 295,673,796		293,742,826
Maturity date		Nov. 22, 2020
Stated rate		8.875%
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 286,741,749		295,270,134
Maturity date		Aug. 30, 2019
Stated rate		8.125%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 270,624,821		286,865,011
Maturity date		Feb. 28, 2021
Stated rate		7.75%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 197,226,325		0
Maturity date		Mar. 12, 2020
Stated rate		9.875%	9.875%
Corporate Bonds Due On December 28, 2020 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 58,275,179		152,661,716
Maturity date		Dec. 28, 2020
Stated rate		8.20%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 43,709,787		107,005,532
Maturity date		Jan. 27, 2021
Stated rate		7.47%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 72,849,705		76,420,211
Maturity date		Mar. 14, 2021
Stated rate		7.09%
Corporate bonds due on August 15, 2019 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 63,404,057		226,122,693
Maturity date		Aug. 15, 2019
Stated rate		8.20%
Corporate bonds due on April 7, 2020 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 89,655,359		172,188,160
Maturity date		Apr. 07, 2020
Stated rate		8.20%
Corporate bonds due on September 21, 2020 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 28,998,553		0
Maturity date		Sep. 21, 2020
Stated rate		8.50%
Collateralized loan due on May 22, 2020 at 10.3192% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 189,416,016		135,992,164
Maturity date		May 22, 2020
Stated rate		10.3192%
Collateralized loan due on November 6, 2018 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 0		6,387,795
Maturity date		Nov. 06, 2018
Stated rate		8.20%
Collateralized loan due on January 4, 2019 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 0		2,794,660
Maturity date		Jan. 04, 2019
Stated rate		8.20%
Collateralized loan due on May 10, 2018 at 7.501% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 0		28,312,572
Maturity date		May 10, 2018
Stated rate		7.501%
Collateralized loan due on July 31, 2021 at 8.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 0		48,973,095
Maturity date		Jul. 31, 2021
Stated rate		8.00%
Collateralized loan due on August 2, 2021 at 8.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 0		5,662,515
Maturity date		Aug. 02, 2021
Stated rate		8.00%
Collateralized loan due on September 6, 2019 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 0		15,304,092
Maturity date		Sep. 06, 2019
Stated rate		8.50%
Collateralized loan due on October 30, 2019 at 9.30% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 2,360,415		2,479,263
Maturity date		Oct. 30, 2019
Stated rate		9.30%
Collateralized loan due on November 2, 2019 at 9.30% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 26,780,511		28,128,922
Maturity date		Nov. 02, 2019
Stated rate		9.30%
Collateralized loan due on November 23, 2024 at 6.90% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 0		40,173,242
Maturity date		Nov. 23, 2024
Stated rate		6.90%
Collateralized loan due on March 17, 2020 at 7.62% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 21,855,694		35,199,412
Maturity date		Mar. 17, 2020
Stated rate		7.62%
Collateralized loan due on November 30, 2019 at 10.3192% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[3]	$ 130,813,615		260,169,569
Maturity date		Nov. 30, 2019
Stated rate		10.3192%
Collateralized loan due on November 30, 2019 at 10.3192% [Member] | Henan Renxin [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		51.00%
Collateralized loan due on December 4, 2020 at 12.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]	$ 1,427,905		0
Maturity date		Dec. 04, 2020
Stated rate		12.00%
Collateralized loan due on December 4, 2020 at 12.00% [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		$ 92,753		0
Real estate properties under development		963,588		0
Real estate properties development completed		576,774		0
Collateralized loan due on November 28, 2020 at 11.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[5]	$ 11,656,370		0
Maturity date		Nov. 28, 2020
Stated rate		11.50%
Collateralized loan due on November 28, 2020 at 11.50% [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		$ 396,377		0
Real estate properties development completed		4,346,035		0
Collateralized loan due on November 9, 2020 at 9.405% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 50,996,620		0
Maturity date		Nov. 09, 2020
Stated rate		9.405%
Collateralized loan due on October 30, 2020 at 11.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[6]	$ 40,951,099		0
Maturity date		Oct. 30, 2020
Stated rate		11.50%
Collateralized loan due on October 30, 2020 at 11.50% [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights		$ 7,299,073		0
Real estate properties held for lease		33,336,335		0
Real estate properties development completed		1,048,715		0
Non-controlling shareholder's loan due on May 23, 2019 at 10.3192% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 189,780,277		246,778,489
Maturity date		May 23, 2019
Stated rate		10.3192%
Non-controlling shareholder's loan due on May 23, 2019 at 10.3192% [Member] | Beijing Ruihao Rongtong Real Estate Co., Ltd. [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		65.00%
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 9,500,000		10,000,000
Maturity date		Jan. 23, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000		5,000,000
Maturity date		Apr. 30, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000		5,000,000
Maturity date		Jun. 25, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000		5,000,000
Maturity date		Aug. 04, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000		5,000,000
Maturity date		Aug. 20, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 10,000,000		10,000,000
Maturity date		Oct. 01, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 10,000,000		10,000,000
Maturity date		Nov. 23, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 9,500,000		9,500,000
Maturity date		Mar. 15, 2021
Stated rate		5.95%
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 500,000		500,000
Maturity date		Sep. 12, 2021
Stated rate		5.95%
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]	$ 24,008,924		22,283,892
Maturity date		Mar. 24, 2020
Debt Instrument, Description of Variable Rate Basis		1 month LIBOR
Loans Receivable, Basis Spread on Variable Rate		4.50%
Bank Direct Capital Finance loan due on January 1, 2020 at 4.19% per annum [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[10]	$ 1,762,072		$ 2,801,117
Maturity date		Jan. 01, 2020
Stated rate		4.19%
Debt Instrument, Payment Terms		30 months

[1]	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group’s equity interest in Qingdao Huiju.
[2]	These loans were paid in full or partially repaid in 2018.
[3]	Pursuant to the agreements with Ping An Trust Co., Ltd., the debt is secured by the Group’s 51% equity interest of Henan Renxin.
[4]	Pursuant to the agreements with Wanxiang Trust Co., Ltd., the debt is secured by the Group’s real estate properties under development with net book value of US$963,588 (December 31, 2017: nil), land use rights with net book value of US$92,753 (December 31, 2017: nil) and the Group’s real estate properties development completed with net book value of US$576,774 (December 31, 2017: nil).
[5]	Pursuant to the agreements with Huarong International Trust Co., Ltd, the debt is secured by the Group’s land use rights with net book value of US$396,377 (December 31, 2017: nil) and the Group’s real estate properties development completed with net book value of US$4,346,035 (December 31, 2017: nil).
[6]	Pursuant to the agreements with Huarong International Trust Co., Ltd, the debt is secured by the Group’s land use rights with net book value of US$7,299,073 (December 31, 2017: nil), the Group’s real estate properties held for lease with net book value of US$33,336,335 (December 31, 2017: nil) and the Group’s real estate properties development completed with net book value of US$1,048,715 (December 31, 2017: nil).
[7]	Pursuant to the agreements with Ping An Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong.
[8]	Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$59.5 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.
[9]	Pursuant to the agreements with Bank of Ozarks (“Ozarks”), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks. The other long-term debt is denominated in US$.
[10]	Pursuant to the agreements with Bank Direct Capital Finance, this other long-term debt is denominated in US$ and unsecured, and repayable in 30 months from August 1 2017. The balance to be paid in next year has been classified as current liabilities as of December 31, 2018